Restatement of Previously Issued Financial Statements - Schedule Of Condensed Balance Sheet (Detail) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Feb. 13, 2020	Dec. 31, 2019
Warrant liability			$ 27,101,200	$ 16,014,800	$ 17,557,600	$ 28,806,800
Additional paid-in capital	$ 5,633,547	$ 15,528,588	5,836,708	(5,410,869)	(3,964,388)	8,998,141	$ 24,310
Accumulated deficit	(634,617)	(10,529,762)	(837,785)	10,409,904	8,963,409	(3,999,245)	$ (22,966)
Previously Reported
Warrant liability			0	0	0	0
Additional paid-in capital			3,565,326	3,404,038	3,308,081	5,024,174
Accumulated deficit			1,433,868	1,595,157	1,691,119	(24,990)
Adjustment
Warrant liability			27,101,200	16,014,800	17,557,600	28,806,800
Additional paid-in capital			2,271,382	(8,814,907)	(7,272,469)	3,973,967
Accumulated deficit			(2,271,653)	8,814,747	7,272,290	(3,974,255)
Class A Common Stock
Class A ordinary shares subject to possible redemption,	237,374,770	227,479,630	237,171,607	248,419,296	246,977,618	234,052,236
Class A ordinary shares	$ 386	$ 485	388	276	290	419
Class A Common Stock | Previously Reported
Class A ordinary shares subject to possible redemption,			264,272,806	264,434,096	264,535,214	262,859,036
Class A ordinary shares			118	116	115	131
Class A Common Stock | Adjustment
Class A ordinary shares subject to possible redemption,			(27,101,199)	(16,014,800)	(17,557,596)	(28,806,800)
Class A ordinary shares			$ 270	$ 160	$ 175	$ 288